Long-Term Debt - Summary of Long-term Debt (Parenthetical) (Detail)	Dec. 31, 2018
Medium-term Notes [Member]
Debt Instrument [Line Items]
Weighted-average interest rate	2.84%
Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Weighted-average interest rate	2.96%
Bank Notes [Member]
Debt Instrument [Line Items]
Weighted-average interest rate	2.63%